Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 3,159,000	$ 4,242,000	$ 6,518,000
Short-term investments		0	5,124,000
Accounts receivable and other receivables, net of allowance for doubtful accounts	1,615,000	1,175,000	506,000
Inventories - current	1,285,000	904,000	837,000
Assets held for sale		0	51,000
Note receivable - current	1,964,000	1,894,000	0
Prepaid expenses and other current assets	727,000	931,000	807,000
Current assets of discontinued operations	96,000	96,000
Total current assets	8,846,000	9,242,000	14,972,000
Property and equipment, net	28,000	41,000	70,000
Right of use asset	19,000	137,000	792,000
Inventories - noncurrent		0	196,000
Intangible assets, net	39,000	39,000	39,000
Note receivable - noncurrent	3,966,000	3,966,000	0
Other noncurrent assets	92,000	92,000	164,000
Total assets	12,990,000	13,517,000	19,705,000
Current liabilities:
Accounts payable and accrued expenses	1,895,000	2,108,000	1,910,000
Operating lease liability — current	21,000	155,000	852,000
Total current liabilities	2,216,000	2,563,000	3,590,000
Operating lease liability — noncurrent		0	155,000
Common stock warrant and option liabilities	869,000	2,731,000	1,257,000
Other noncurrent liabilities	1,000,000	2,000,000	2,000,000
Total liabilities	4,085,000	7,294,000	7,002,000
Commitments and contingencies
Stockholders’ equity:
Common stock	65,000	65,000	65,000
Additional paid-in capital	285,119,000	285,036,000	284,515,000
Accumulated other comprehensive income		0	101,000
Accumulated deficit	(276,279,000)	(278,878,000)	(271,840,000)
Total Arcadia Biosciences stockholders' equity		6,223,000	12,841,000
Non-controlling interest		0	(138,000)
Total stockholders' equity	8,905,000	6,223,000	12,703,000
Total liabilities and stockholders’ equity	12,990,000	13,517,000	19,705,000
GoodWheat [Member]
Current assets:
Current assets of discontinued operations		96,000	1,129,000
Noncurrent assets of discontinued operations		0	3,472,000
Current liabilities:
Current liabilities of discontinued operations		0	500,000
Related Party [Member]
Current liabilities:
Other current liabilities	30,000	30,000	58,000
Nonrelated Party [Member]
Current liabilities:
Other current liabilities	$ 270,000	$ 270,000	$ 270,000